Mortgage Servicing Assets - Additional Information (Detail) - Mortgage Servicing Assets [Member] - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Unpaid principal balances of mortgage and other loans serviced for others	$ 406.0	$ 396.0
Fair value of mortgage servicing rights	$ 3.3	$ 3.2